Label	Element	Value
Innovator Equity Defined Protection ETF™ - 1 Yr July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.51 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.60%
Innovator Equity Defined Protection ETF™ - 1 Yr July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Innovator Equity Defined Protection ETF™ - 1 Yr July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $595.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)